Document and Entity Information	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	KALTURA INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40644
Entity Tax Identification Number	20-8128326
Entity Address, Address Line One	250 PARK AVENUE SOUTH
Entity Address, Address Line Two	10TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	646
Local Phone Number	262-9144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001432133
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	KLTR
Security Exchange Name	NASDAQ